Loss Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share

Note 5 - Loss Per Share

During the three months ended September 30, 2020, we used the two-class method to compute net loss per share because we issued securities other than common stock that is economically equivalent to a common share in that the class of stock has the right to participate in dividends should a dividend be declared payable to holders of Akerna common stock. These participating securities were the Exchangeable Shares issued by our wholly owned subsidiary in exchange for interest in Ample. The two-class method requires earnings for the period to be allocated between common stock and participating securities based on their respective rights to receive distributed and undistributed earnings. Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current period earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the period's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the Exchangeable Shares have no obligation to fund losses.

Diluted net loss per common share is calculated under the two-class method by giving effect to all potentially dilutive common stock, including warrants, restricted stock awards, restricted stock units, and shares of common stock issuable upon conversion of our Convertible Notes. We analyzed the potential dilutive effect of any outstanding convertible securities under the "if-converted" method, in which it is assumed that the outstanding Exchangeable Shares and Convertible Notes are converted to shares of common stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or "if-converted) as the diluted net loss per share during the period. The dilutive effect of unvested restricted stock awards and restricted stock units is reflected in diluted loss per share by application of the treasury stock method and is excluded when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period. There were no potentially outstanding shares as of September 30, 2019. The table below details potentially outstanding shares on a fully diluted basis as of September 30, 2020 that were not included in the calculation of diluted earnings per share:

	Three Months Ended September 30,
	2020	2019
Shares issuable upon exchange of Exchangeable Shares	2,667,349	—
Shares of common stock issuable in upon conversion of Convertible Notes	1,542,632	—
Warrants	5,813,804	5,814,205
Unvested restricted stock units	824,143	—
Unvested restricted stock awards	64,296	215,063
Total	10,912,224	6,029,268

Note 10 - Loss Per Share

Basic net loss per share is calculated by dividing net loss attributable to Akerna stockholders by the weighted-average number of shares of common stock outstanding. Diluted net loss per common share is calculated by giving effect to all potentially dilutive common stock, including warrants, restricted stock awards, restricted stock units, and shares issuable upon conversion of debt. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method and excludes potential common stock when the effect would be anti-dilutive.

The weighted-average number of shares outstanding used in the computation of diluted earnings per share does not include the effect of potential outstanding common shares that would have been anti-dilutive for the period. The table below details potentially outstanding shares on a fully diluted basis as of June 30, 2020 and 2019 that were not included in the calculation of diluted earnings per share and the weighted average amounts of potentially outstanding shares that would have been dilutive had we reported net income for the years ended June 30, 2020 and 2019.

	Fully Diluted		Weighted Average for the Year Ended
	2020	2019	2020	2019
Warrants	5,813,804	6,183,115	5,833,971	6,001,013
Restricted Stock Units	325,121	—	37,709	—
Restricted Stock Awards	75,654	215,063	7,656	2,351
Shares of common stock issuable in upon conversion of Convertible Notes	1,936,845	—	111,130	—
Total	8,151,424	6,398,178	5,990,466	6,003,364